AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks — 93.6%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.*	31,960	$3,699,370
HEICO Corp. (Class A Stock)	35,770	4,099,958
Howmet Aerospace, Inc.	186,627	5,772,373
		13,571,701
Banks — 0.4%
Western Alliance Bancorp	53,183	3,496,250
Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)	19,505	4,479,908
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc.*	16,053	3,213,168
Ascendis Pharma A/S (Denmark), ADR*(a)	37,197	3,840,962
Incyte Corp.*	43,400	2,892,176
Sarepta Therapeutics, Inc.*	45,140	4,989,776
		14,936,082
Building Products — 0.6%
Advanced Drainage Systems, Inc.(a)	19,447	2,418,623
AZEK Co., Inc. (The)*(a)	118,414	1,968,041
		4,386,664
Capital Markets — 4.8%
FactSet Research Systems, Inc.(a)	8,427	3,371,727
LPL Financial Holdings, Inc.(a)	14,556	3,180,195
Morningstar, Inc.	13,047	2,770,139
MSCI, Inc.	36,716	15,486,441
Nasdaq, Inc.	164,701	9,335,253
S&P Global, Inc.	2,597	792,994
Tradeweb Markets, Inc. (Class A Stock)	32,196	1,816,498
		36,753,247
Chemicals — 0.3%
CF Industries Holdings, Inc.	27,070	2,605,487
Commercial Services & Supplies — 2.7%
Clean Harbors, Inc.*	19,430	2,136,911
Copart, Inc.*	53,681	5,711,658
Ritchie Bros. Auctioneers, Inc. (Canada)	65,160	4,071,197
Waste Connections, Inc.(a)	63,706	8,608,592
		20,528,358
Communications Equipment — 0.5%
Arista Networks, Inc.*	33,173	3,744,900
Construction & Engineering — 0.3%
WillScot Mobile Mini Holdings Corp.*	51,666	2,083,690
Construction Materials — 1.1%
Vulcan Materials Co.	56,308	8,880,335
Containers & Packaging — 1.4%
Ball Corp.(a)	58,648	2,833,871
Graphic Packaging Holding Co.	278,360	5,494,826
Sealed Air Corp.	48,897	2,176,406
		10,505,103
	Shares	Value
Common Stocks (continued)
Distributors — 1.4%
LKQ Corp.(a)	108,374	$5,109,834
Pool Corp.(a)	18,694	5,948,618
		11,058,452
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	85,122	4,907,283
Diversified Financial Services — 0.0%
Dragoneer Growth Opportunities Corp.*	29,748	270,707
Electrical Equipment — 1.3%
AMETEK, Inc.	89,354	10,133,637
Electronic Equipment, Instruments & Components — 1.3%
Keysight Technologies, Inc.*	29,878	4,701,602
Littelfuse, Inc.	18,080	3,592,315
Teledyne Technologies, Inc.*	4,169	1,406,913
		9,700,830
Entertainment — 1.7%
Electronic Arts, Inc.	17,493	2,024,115
Take-Two Interactive Software, Inc.*	84,692	9,231,428
Warner Music Group Corp. (Class A Stock)	77,851	1,806,922
		13,062,465
Equity Real Estate Investment Trusts (REITs) — 2.7%
Extra Space Storage, Inc.(a)	68,423	11,817,336
SBA Communications Corp.	30,633	8,719,684
		20,537,020
Food Products — 0.6%
Hershey Co. (The)	20,990	4,627,665
Health Care Equipment & Supplies — 4.5%
Align Technology, Inc.*	9,064	1,877,245
Dexcom, Inc.*	60,794	4,896,349
Envista Holdings Corp.*(a)	205,818	6,752,889
IDEXX Laboratories, Inc.*	9,194	2,995,405
Insulet Corp.*	16,920	3,881,448
ResMed, Inc.	22,687	4,952,572
STERIS PLC(a)	58,130	9,665,856
		35,021,764
Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.(a)	40,587	5,492,639
Guardant Health, Inc.*(a)	22,974	1,236,691
Henry Schein, Inc.*	59,965	3,943,898
Tenet Healthcare Corp.*	55,961	2,886,468
		13,559,696
Health Care Technology — 0.8%
Veeva Systems, Inc. (Class A Stock)*(a)	36,787	6,065,441
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc.*(a)	9,239	13,884,000
Churchill Downs, Inc.	22,752	4,189,781
Domino’s Pizza, Inc.	13,283	4,120,387
Hyatt Hotels Corp. (Class A Stock)*(a)	59,161	4,789,674
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Rock Resorts, Inc. (Class A Stock)(a)	99,967	$3,424,869
		30,408,711
Household Products — 0.5%
Church & Dwight Co., Inc.	58,283	4,163,738
Insurance — 1.8%
Arthur J. Gallagher & Co.	79,029	13,531,345
Interactive Media & Services — 2.3%
Bumble, Inc. (Class A Stock)*(a)	57,726	1,240,532
IAC, Inc.*(a)	18,908	1,047,125
Match Group, Inc.*	82,289	3,929,300
Pinterest, Inc. (Class A Stock)*	151,990	3,541,367
ZoomInfo Technologies, Inc.*	192,405	8,015,592
		17,773,916
IT Services — 3.1%
Endava PLC (United Kingdom), ADR*(a)	21,152	1,705,486
Gartner, Inc.*(a)	49,195	13,611,764
Jack Henry & Associates, Inc.(a)	24,960	4,549,459
MongoDB, Inc.*(a)	11,380	2,259,613
Thoughtworks Holding, Inc.*(a)	140,806	1,477,055
		23,603,377
Leisure Products — 0.7%
Mattel, Inc.*(a)	269,689	5,107,910
Life Sciences Tools & Services — 7.7%
Agilent Technologies, Inc.	65,124	7,915,822
Bio-Techne Corp.(a)	7,618	2,163,512
Bruker Corp.	82,845	4,395,756
Charles River Laboratories International, Inc.*	9,065	1,783,992
ICON PLC*(a)	42,783	7,862,660
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	123,381	3,149,917
Mettler-Toledo International, Inc.*	3,041	3,296,809
PerkinElmer, Inc.(a)	90,857	10,932,823
Repligen Corp.*(a)	23,773	4,448,166
Waters Corp.*	15,122	4,075,832
West Pharmaceutical Services, Inc.	36,577	9,000,868
		59,026,157
Machinery — 2.7%
Chart Industries, Inc.*(a)	35,135	6,477,137
Evoqua Water Technologies Corp.*	141,920	4,693,295
IDEX Corp.	41,358	8,265,396
Westinghouse Air Brake Technologies Corp.	16,736	1,361,474
		20,797,302
Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	28,230	1,686,742
Multiline Retail — 0.5%
Dollar Tree, Inc.*	28,690	3,904,709
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.8%
Chesapeake Energy Corp.(a)	38,078	$3,587,328
Continental Resources, Inc.	19,544	1,305,735
Diamondback Energy, Inc.	70,134	8,448,342
Hess Corp.	25,044	2,729,545
Matador Resources Co.	71,630	3,504,140
Range Resources Corp.	85,430	2,157,962
		21,733,052
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC*	53,107	7,078,632
Professional Services — 5.6%
Clarivate PLC*	275,500	2,586,945
CoStar Group, Inc.*	109,285	7,611,700
Dun & Bradstreet Holdings, Inc.(a)	292,613	3,625,475
Equifax, Inc.	35,550	6,094,337
TransUnion	68,729	4,088,688
Verisk Analytics, Inc.	63,009	10,744,925
Wolters Kluwer NV (Netherlands)	84,003	8,179,676
		42,931,746
Road & Rail — 0.1%
Canadian Pacific Railway Ltd. (Canada)(a)	11,479	765,879
Semiconductors & Semiconductor Equipment — 6.4%
ASM International NV (Netherlands)	13,939	3,121,041
Enphase Energy, Inc.*	41,646	11,555,516
Entegris, Inc.	126,370	10,491,237
Lattice Semiconductor Corp.*	123,164	6,060,900
Monolithic Power Systems, Inc.	44,437	16,148,406
Teradyne, Inc.(a)	21,140	1,588,671
		48,965,771
Software — 14.6%
Autodesk, Inc.*	19,688	3,677,718
Bill.com Holdings, Inc.*(a)	13,059	1,728,620
Black Knight, Inc.*	106,170	6,872,384
Cadence Design Systems, Inc.*	100,891	16,488,616
CCC Intelligent Solutions Holdings, Inc.*(a)	136,211	1,239,520
Constellation Software, Inc. (Canada)	4,465	6,212,858
Datadog, Inc. (Class A Stock)*	38,892	3,452,832
Dropbox, Inc. (Class A Stock)*	230,781	4,781,782
Dynatrace, Inc.*	108,057	3,761,464
Five9, Inc.*(a)	22,957	1,721,316
Nice Ltd. (Israel), ADR*(a)	39,900	7,510,776
Palo Alto Networks, Inc.*	35,778	5,860,079
Paycom Software, Inc.*	19,256	6,354,287
Paylocity Holding Corp.*	32,527	7,857,873
RingCentral, Inc. (Class A Stock)*	46,895	1,873,924
ServiceNow, Inc.*	12,012	4,535,851
Splunk, Inc.*	21,912	1,647,782
Synopsys, Inc.*	67,174	20,522,329
Topicus.com, Inc. (Netherlands)*	8,472	407,363
Tyler Technologies, Inc.*	18,147	6,306,083
		112,813,457

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 6.0%
Burlington Stores, Inc.*	12,216	$1,366,848
Five Below, Inc.*	48,836	6,723,252
O’Reilly Automotive, Inc.*	21,336	15,006,676
Tractor Supply Co.(a)	53,057	9,862,235
Ulta Beauty, Inc.*(a)	33,114	13,285,006
		46,244,017
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	19,107	5,341,553

Total Common Stocks (cost $738,543,230)		720,794,699
Exchange-Traded Funds — 2.9%
iShares Core S&P Mid-Cap ETF	16,603	3,640,374
iShares Russell Mid-Cap Growth ETF	92,742	7,273,755
Vanguard Mid-Cap Growth ETF	46,001	7,845,010
Vanguard Mid-Cap Value ETF	32,791	3,992,960

Total Exchange-Traded Funds (cost $31,828,457)		22,752,099

Total Long-Term Investments (cost $770,371,687)		743,546,798
Short-Term Investments — 19.3%
Affiliated Mutual Fund — 16.0%
PGIM Institutional Money Market Fund (cost $122,791,286; includes $122,457,351 of cash collateral for securities on loan)(b)(we)	122,871,862	122,785,851
Unaffiliated Fund — 3.3%
Dreyfus Government Cash Management (Institutional Shares)	25,564,123	25,564,123
(cost $25,564,123)

Total Short-Term Investments (cost $148,355,409)		148,349,974

TOTAL INVESTMENTS—115.8% (cost $918,727,096)		891,896,772

Liabilities in excess of other assets — (15.8)%		(121,629,986)

Net Assets — 100.0%		$770,266,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,064,887; cash collateral of $122,457,351 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3